WEITZ SHORT DURATION BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 33.6%
	ARMS — 0.7%
50,000	Audax Senior Debt CLO 7 LLC Series 7A AR2(a),(b)	TSFR3M + 1.600%	5.3290	04/20/35	$ 50,119

	AUTO LOAN — 3.7%
40,000	ACM Auto Trust 2025-3 Series 3A B(a)		6.0800	07/20/32	38,963
40,000	FHF Issuer Trust 2026-1 Series 1A A2(a)		5.4100	09/16/30	40,091
40,000	FHF Issuer Trust 2026-2 Series 2A A2(a)		5.3200	11/15/30	40,000
50,000	Huntington Bank Auto Credit-Linked Notes Series RVM1 B1(a)		5.6120	08/20/48	49,931
40,000	Lendbuzz Securitization Trust Series NF1A A(a)		5.4400	09/15/32	39,978
40,000	Research-Driven Pagaya Motor Asset Trust 2026-3 Series 3A A4(a)		5.8830	03/26/35	40,132
25,000	Research-Driven Pagaya Motor AssetTrust 2026-4 Series 4A A4(a)		5.7960	05/25/35	25,038
					274,133
	CF-CLO-CRE — 1.0%
50,000	FCR 2026-FL1 Issuer, LLC Series FL1 A(a),(b)	TSFR1M + 1.500%	5.2440	08/19/43	50,057
25,000	PFP 2026-14 Ltd. Series 14 A(a),(b)	TSFR1M + 1.320%	4.9590	12/18/43	25,025
					75,082
	CF-CLO-MML — 2.3%
25,000	Cerberus Loan Funding XL, LLC Series 1A AR(a),(b)	TSFR3M + 1.600%	5.3530	03/22/35	25,016
25,000	Eldridge MMPC CLO 2026-2 Ltd. Series 2A A1(a),(b)	TSFR3M + 1.600%	5.3040	07/15/38	25,011
50,000	Fortress Credit Opportunities XLI CLO Ltd. Series 41A B(a),(b)	TSFR3M + 2.000%	5.5620	07/20/34	50,054
25,000	MCF CLO IX Ltd. Series 1A AR3(a),(b)	TSFR3M + 1.620%	5.3700	04/17/39	25,041
50,000	Silver Point SCF CLO LTD Series 10A A1(a),(b)	TSFR3M + 1.600%	5.4410	07/20/38	49,621
					174,743
	CREDIT CARD — 1.3%
100,000	Prosper Credit Card 2026-1 Issuer, LLC Series 1A A(a)		5.3400	07/15/36	100,183

	HOME — 0.6%
47,212	GS Mortgage-Backed Securities Trust Series CES3 A1A(a),(c)		5.3580	09/25/56	46,886

	HOME EQUITY — 1.2%
36,863	GS Mortgage-Backed Securities Trust Series CES2 A1A(a),(c)		5.2270	06/25/56	36,517
54,246	Onslow Bay Financial LLC Series CES1 A1A(a),(c)		5.1920	04/25/56	53,719
					90,236

WEITZ SHORT DURATION BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 33.6% (Continued)
	NON AGENCY CMBS — 0.7%
50,000	CHI Commercial Mortgage Trust 2026-FRKLN Series A(a),(b)	TSFR1M + 2.100%	7.0670	09/15/43	$ 50,063

	OTHER ABS — 6.9%
46,937	BHG Owner Loan Trust Series 2025-2CON Series 2CON A(a)		4.7400	11/17/36	45,967
40,000	BHG Securitization Trust 2026-1CON Series 1CON B(a)		5.3000	06/17/36	39,729
50,000	Compass Datacenters Issuer II, LLC Series 2A A1(a)		5.0220	08/25/49	49,327
21,142	Golub Capital Partners A.B.S Funding Ltd. Series 2A A(a)		2.9440	10/19/29	20,069
16,508	Golub Capital Partners A.B.S Funding Ltd. Series 1 AR(a)		3.1000	07/20/30	15,875
25,094	GoodLeap Home Improvement Solutions Trust 2026-1 Series 1A A(a)		5.3100	12/20/49	25,012
30,000	Greensky Home Improvement Issuer Trust 2026-A Series A A3(a)		5.1400	12/15/70	29,990
40,000	Mtp Abs Funding, LLC Series 1A A2(a)		5.1980	04/25/56	39,505
40,000	Pagaya AI Debt Grantor Trust 2026-4 Series 4 B(a)		6.2540	01/16/34	40,053
50,327	Regents Capital Equipment Receivables 2026-1, LLC Series 1A A(a)		5.1100	01/31/34	50,094
50,000	SCOOT Series 1A A2(a)		6.3800	05/20/56	49,275
35,027	UPG HI Issuer Trust Series 1 A(a)		5.0300	02/25/48	34,827
40,000	Upgrade Master Pass-Thru Trust Series 2026-ST2 Series ST2 B(a)		5.4280	06/15/34	40,010
30,000	Zayo Issuer, LLC Series 1A A2(a)		5.5460	04/20/56	29,684
					509,417
	RMBSN — 9.7%
38,755	A&D Mortgage Trust Series NQM3 A1(a),(d)		5.0800	04/25/71	38,368
49,328	Barclays Mortgage Loan Trust 2026-NQM6 Series A1(a),(d)		5.7600	07/25/66	49,299
45,931	BRAVO Residential Funding Trust 2026-NQM1 Series A1(a),(d)		4.8300	12/25/65	45,212
40,000	COLT 2026-6 Mortgage Loan Trust Series 6 A1(a),(d)		5.6510	08/25/71	39,960
57,754	Cross Mortgage Trust Series NQM5 A1(a),(d)		5.0940	03/25/71	57,025
37,093	GS Mortgage-Backed Securities Trust Series NQM3 A1A(a),(c)		5.2220	05/25/66	36,647
38,632	JPMorgan Mortgage Trust (JPMMT) Series NQM2 A1A(a),(c)		5.1540	09/25/66	38,176
39,099	JPMorgan Mortgage Trust (JPMMT) Series NQM3 A1A(a),(c)		5.4800	10/25/66	38,875
48,287	MFA Trust Series NQM2 A1(a),(d)		5.5130	05/25/71	48,026
46,671	Morgan Stanley Residential Mortgage Loan Trust Series NQM4 A1(a),(d)		5.0750	03/25/71	46,046
50,000	Morgan Stanley Residential Mortgage Loan Trust Series NEW2 A1(a),(d)		5.7640	08/25/71	49,942
47,186	New Residential Mortgage Loan Trust Series NQM3 A1(a),(d)		4.8330	02/25/66	46,395
49,471	PRKCM 2026-AFC4 Trust Series AFC4 A1(a),(d)		5.6000	07/25/61	49,282
49,521	Santander Mortgage Asset Receivable Trust Series NQM5 A1A(a),(c)		5.4550	06/25/66	49,216
49,530	SG Residential Mortgage Trust Series 4 A1A(a),(c)		5.5070	07/01/66	49,272

WEITZ SHORT DURATION BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Principal Amount ($)	Spread	Coupon Rate (%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 33.6% (Continued)
	RMBSN — 9.7% (Continued)
49,741	Verus Securitization Trust 2026-6 Series 6 A1(a),(d)	5.5130	07/24/71	$ 49,566
				731,307
	WH30 — 4.8%
47,769	Aspire Mortgage Trust Series 2 A1(a),(d)	5.3250	04/26/66	47,372
57,374	GS Mortgage-Backed Securities Trust Series PJ6 A7(a),(d)	5.5000	09/25/56	57,092
65,826	JPMorgan Mortgage Trust (JPMMT) Series CCM2 A4A(a),(d)	5.5000	09/25/55	65,490
37,369	Mill City Mortgage Loan Trust 2026-R1 Series R1 A1A(a),(c)	5.4600	10/25/62	37,112
47,052	Sequoia Mortgage Trust (SEMT) Series 7 A11(a),(d)	5.0000	06/25/56	46,443
50,000	Sequoia Mortgage Trust 2026-10 Series 10 A11(a),(d)	5.0000	08/25/56	49,348
50,697	Verus Securitization Trust 2026-R6 Series R6 A1A(a),(c)	5.7650	07/25/68	50,662
				353,519
	WHARM — 0.7%
49,886	Sequoia Mortgage Trust 2026-MED2 Series A1A(a),(d)	5.6130	08/25/56	49,472

	TOTAL ASSET BACKED SECURITIES (Cost $2,514,974)			2,505,160

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 3.2%
70,657	Freddie Mac Series 5659 CM	5.0000	11/25/46	69,923
119,618	Freddie Mac Series 5504 DA	5.5000	07/25/51	119,652
49,829	Government National Mortgage Association Series 118 NE	5.0000	09/20/50	49,575
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $241,402)			239,150

	CORPORATE BONDS — 5.9%
	ADVERTISING & MARKETING — 0.3%
25,000	Stagwell Global, LLC(a)	5.6250	08/15/29	24,366

	ASSET MANAGEMENT — 1.9%
40,000	Ares Strategic Income Fund	5.7000	03/15/28	40,126
30,000	Ares Strategic Income Fund	5.8000	09/09/30	29,464

WEITZ SHORT DURATION BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 5.9% (Continued)
	ASSET MANAGEMENT — 1.9% (Continued)
40,000	Golub Capital Private Credit Fund	5.4500	08/15/28	$ 39,760
40,000	Sixth Street Lending Partners	5.7500	01/15/30	39,553
				148,903
	ENGINEERING & CONSTRUCTION — 0.8%
61,000	MasTec, Inc.(a)	4.5000	08/15/28	60,291

	HOME & OFFICE PRODUCTS — 0.4%
30,000	Steelcase, Inc.	5.1250	01/18/29	29,200

	REAL ESTATE INVESTMENT TRUSTS — 0.7%
50,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)	4.6250	12/01/29	48,846

	SOFTWARE — 0.3%
25,000	Rocket Software, Inc.(a)	9.0000	11/28/28	25,538

	SPECIALTY FINANCE — 0.7%
50,000	Starwood Property Trust, Inc.(a)	5.8750	08/15/29	50,231

	TECHNOLOGY SERVICES — 0.8%
60,000	Gartner, Inc.(a)	3.7500	10/01/30	55,285

	TOTAL CORPORATE BONDS (Cost $442,163)			442,660

	U.S. GOVERNMENT & AGENCIES — 49.3%
	AGENCY FIXED RATE — 1.6%
118,342	Fannie Mae MA5767	5.5000	07/01/45	118,596

	U.S. TREASURY BILLS — 16.7%
450,000	United States Treasury Bill(e)	-	09/24/26	448,952
800,000	United States Treasury Bill(e)	-	10/01/26	797,547
				1,246,499

WEITZ SHORT DURATION BOND ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 49.3% (Continued)
	U.S. TREASURY NOTES — 31.0% (Continued)
500,000	United States Treasury Note	3.5000	09/30/26	$ 499,810
250,000	United States Treasury Note	4.1250	03/31/29	248,442
200,000	United States Treasury Note	3.7500	12/31/30	194,289
500,000	United States Treasury Note	4.0000	01/31/31	490,352
100,000	United States Treasury Note	3.8750	03/31/31	97,496
400,000	United States Treasury Note	3.7500	08/31/31	386,531
400,000	United States Treasury Note	4.0000	04/30/32	389,305
				2,306,225
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,708,062)			3,671,320

	TOTAL INVESTMENTS - 92.0% (Cost $6,906,601)			$ 6,858,290
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.0%			592,504
	NET ASSETS - 100.0%			$ 7,450,794

ABS	- Asset Backed Security
CLO	- Collateralized Loan Obligation
LLC	- Limited Liability Company
Ltd.	- Limited Company

TSFR1M	Term SOFR Secured Overnight Financing Rate 1 Month
TSFR3M	Term SOFR Secured Overnight Financing Rate 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of August 31, 2026, the total market value of 144A securities is 2,769,717, or 37.2% of net assets.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at August 31, 2026.
(d)	Variable rate security; the rate shown represents the rate on August 31, 2026.
(e)	Zero coupon bond.